CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustment, income taxes	¥ 0	¥ 0	$ 0	¥ 0	$ 0
Unrealized holding gain on available for sale securities, income taxes	0	0		0
Reclassification adjustment for gain on available for sale securities realized in net income, income taxes	¥ 0	¥ 0		¥ 0